Convertible Promissory Notes (FY) (1) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2018
Debt Instruments [Abstract]
Weighted average contractual term in years	2 years 6 months
Weighted average volatility	107.12%
10% Convertible Promissory Note [Member]
Debt Instruments [Abstract]
Weighted average contractual term in years		1 year 1 month 20 days
Weighted average risk free interest rate		1.96%
Weighted average volatility		98.20%
Forfeiture rate		0.00%
Expected dividend yield		0.00%